Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments - Operating Segments [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Consumer Cybersecurity & Privacy [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues		$ 4,990
Adjusted operating loss		(1,742)
Enterprise Privacy [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues		3,667	$ 2,796
Adjusted operating loss	[1]	(2,285)	(1,023)
Enterprise Cybersecurity [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues		141	335
Adjusted operating loss		(635)	(1,969)
Consolidated [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Revenues		8,798	3,131
Adjusted operating loss
Adjustment To Net Loss For The Period [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of operating segments [Line Items]
Adjusted operating loss		(4,662)	(2,992)
Non-attributable corporate expenses		(768)	(937)
Share-based payments		(1,014)	(567)
Contingent consideration measurement			434
Impairment of goodwill		(569)
Depreciation and amortization		(1,013)	(757)
Operating loss		(8,026)	(4,819)
Financial expenses, net		(10)	(140)
Taxes on income		151	76
Net loss for the period		$ (7,885)	$ (4,883)

[1]	Including legal expenses related to Bright Data action, see also Note 9.